Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Tax credit carryforward, valuation allowance, amount	$ 14,223
Net change in the total valuation allowance	2,916	$ 3,207	$ 5,571
Income tax benefit	0	0	$ 0
Deferred tax asset capital closs carryforward	3,271	$ 0
Benefit of deferred tax assets offset by a valuation allowance	$ 544
Domestic Tax Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Chemomab Therapeutics Inc. (U.S.) [Member]
Income Tax Disclosure [Line Items]
Corporate tax rate	21.00%
Israel [Member]
Income Tax Disclosure [Line Items]
Corporate tax rate	23.00%
Tax credit carryforward, valuation allowance, amount	$ 192,000	$ 176,000